EQUITY - Schedule Of Common Equity (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Equity	$ 111,066	$ 116,846	$ 103,129
Common shares | Common shares
Disclosure of classes of share capital [line items]
Equity	7,345		4,482
Common shares | Contributed surplus
Disclosure of classes of share capital [line items]
Equity	267		279
Common shares | Retained earnings
Disclosure of classes of share capital [line items]
Equity	14,723		14,870
Common shares | Ownership changes
Disclosure of classes of share capital [line items]
Equity	1,178		1,113
Common shares | Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity	4,412	6,241
Common shares | Common equity
Disclosure of classes of share capital [line items]
Equity	$ 27,925	$ 30,868	$ 26,659